Investment Risks - OCM MUTUAL FUND	Mar. 27, 2026
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. A rise in protectionist trade policies, slowing global economic growth, risks associated with pandemic and epidemic diseases, risks associated with international conflicts and war, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Such negative impacts include decreasing the value and liquidity of securities, while increasing the volatility of securities and otherwise exacerbating other risks that apply to the Fund.

Smaller Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Capitalization Companies Risk. Many of the companies in which the Fund invests are smaller capitalization companies (namely, companies with a market capitalization of $4 billion or less). Smaller capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the investment adviser to sell stocks of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Medium Capitalization Companies Risk. Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

Precious Metals Producers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Precious Metals Producers Risk. The prices of securities of gold and precious metals producers have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals may decline versus the dollar, which would adversely affect the market prices of the securities of gold and precious metals producers.

Foreign Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risks. These are risks associated with investing in foreign common stocks that are in addition to the risks associated with investing in U.S. common stocks:

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to the foreign currencies in which securities held by the Fund are traded will adversely affect the Fund.

Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Country Risk. This is the risk that political, social or economic events in a country may adversely affect the Fund’s investments in the country.

Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulation Risk. This is the risk that investors in a foreign securities market may not be afforded the same protections as investors in U.S. securities markets. This is also the risk that it may be more difficult, costly and slower to enforce legal rights of the Fund in foreign countries. In addition to disparate legal rights, foreign securities may also be subject to different accounting standards than in the United States.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Foreign securities markets tend to have less trading volume and are more volatile than U.S. securities markets. Less trading volume makes it more difficult to sell foreign securities at quoted prices. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s departure from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets.

Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Taxation Risk. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

Passive Foreign Investment Company [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive Foreign Investment Company. The Fund may invest in stocks of foreign companies that are classified as passive foreign investment companies for U.S. federal income tax purposes, which could result in adverse U.S. federal income tax consequences to the Fund and shareholders.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. Because the Fund concentrates its investments in the gold mining industry, a development adversely affecting that industry (for example, changes in the mining laws which increase production costs) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

Country Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Country Concentration Risk. Because the Fund may concentrate its investments in companies of a particular foreign country, any legislation (e.g., green initiatives against certain mining techniques) or other events in that country that have a negative effect on the mining industry in that country, may have a disproportionate impact on the Fund than if the Fund's investments were more evenly spread among various countries.

Canada Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Canada Risk. While Canada generally is considered a politically stable country, because the Fund is primarily invested in Canadian mining companies, any events impacting the mining industry or the Canadian markets or liquidity of Canadian securities, may have a significant impact on the Fund.

Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Law Change Risk. Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification Risk. The Fund is a non-diversified investment company. As such it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.